CONDENSED CONSOLIDATED INTERIM BALANCE SHEETS (Parenthetical)	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Jun. 30, 2024 CNY (¥) shares
Operating lease right-of-use assets, net	¥ 22,014,961	$ 3,016,037	¥ 23,547,193
Operating lease liabilities - current	3,891,976	533,198	3,741,247
Operating lease liabilities - non-current	¥ 2,781,196	$ 381,022	¥ 3,971,285
Class A ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000	500,000,000
Ordinary shares, shares issued	7,987,959	7,987,959	7,987,959
Ordinary shares, shares outstanding	7,987,959	7,987,959	7,987,959
Class B ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001
Ordinary shares, shares authorized	80,000,000	80,000,000	80,000,000
Ordinary shares, shares issued	20,000,000	20,000,000	7,100,000
Ordinary shares, shares outstanding	20,000,000	20,000,000	7,100,000
Related Parties
Operating lease right-of-use assets, net	¥ 1,269,146	$ 173,872	¥ 1,769,840
Operating lease liabilities - current	1,832,236	251,015	1,775,114
Operating lease liabilities - non-current	¥ 119,411	$ 16,359	¥ 335,976